SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Outstanding Balance	$ 269,663	$ 256,683	$ 2,008,802